Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 41,900,090	$ 44,436,697	$ 43,427,638
TelevisaUnivision
Investments in associates and joint ventures
Ownership interest in associate	43.20%	43.00%
Investments in associates and joint ventures	$ 40,694,190	$ 43,220,986
Other
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 45,698	$ 63,658
GTAC
Investments in associates and joint ventures
Ownership interest in joint venture	33.30%	33.30%
Investments in associates and joint ventures	$ 956,508	$ 952,721
PDS
Investments in associates and joint ventures
Ownership interest in joint venture	50.00%	50.00%
Investments in associates and joint ventures	$ 203,694	$ 199,332